Income Taxes - Summary of Reconciliation of Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
ACCOUNTING INCOME BEFORE TAX	$ 2,406,109	$ 2,104,990	$ 1,645,648
Total tax income (expense) using statutory rate	(649,649)	(568,345)	(419,637)
Tax effect of rates applied in other countries	(125,912)	(139,772)	(179,788)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	633,557	403,399	138,031
Tax effect of non-tax-deductible expenses	(109,892)	(145,156)	(127,758)
Tax effect of changes in income tax rates	(7,437)	4,662	54,967
Tax effect of adjustments to taxes in previous periods	23,419	7,692	24,030
Adjustments for prior periods deferred taxes	(432)	(412)	(8,979)
Total adjustments to tax expense using statutory rate	413,303	130,413	(99,497)
Income tax benefit (expense), continuing operations	$ (236,346)	$ (437,932)	$ (519,134)
Total tax income (expense) using statutory rate	(27.00%)	(27.00%)	(25.50%)
Tax effect of rates applied in other countries	(5.23%)	(6.64%)	(10.93%)
Tax effect of non-taxable operations and benefits from tax losses and tax credits	26.33%	19.16%	8.39%
Tax effect of non-tax deductible expenses	(4.57%)	(6.90%)	(7.76%)
Tax effect of changes in income tax rates	(0.31%)	0.22%	3.34%
Tax effect of adjustments to taxes in previous periods	0.98%	0.38%	1.46%
Adjustments for prior periods deferred taxes	(0.02%)	(0.02%)	(0.55%)
Total adjustments to tax expense using statutory rate	17.18%	6.21%	(6.05%)
Income tax benefit (expense), continuing operations	(9.82%)	(20.79%)	(31.55%)